BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 40,603	$ 193,026	$ 193,026	$ 0
Additions	1,723,776		147,805	445,616
Beginning balance	40,603
Settlements	(58,876)			(59,831)
Gain on debt extinguishment			(223,000)
Change in fair value			(77,228)	(192,759)
Beginning balance			40,603	193,026
Initial derivative expense	142,726	$ 0
Settlements	58,876			$ 59,831
Change in fair value	(141,337)
Ending balance	$ 1,706,892		$ 40,603